SHARE-BASED COMPENSATION (Details 3) (USD $)	12 Months Ended
Sep. 30, 2012
Unvested as of September 30, 2011 Number of shares	333
Granted during the year Number of shares	0
Vested during the year Number of shares	(333)
Forfeited during the year Number of shares	0
Unvested as of September 30, 2012 Number of shares	0
Expected to vest thereafter Number of shares	0
Unvested as of October 1, 2011 Fair Value	$ 18.9
Granted during the year Fair Value	$ 0
Vested during the year Fair Value	$ 18.9
Forfeited during the year Fair Value	$ 0
Unvested as of September 30, 2012 Fair Value	$ 18.9
Expected to vest thereafter Fair Value	18.9